Schedule of Investments (unaudited) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.2%

Aerospace & Defense — 1.9%
Arconic, Inc.	59,360	$1,630,619
Curtiss-Wright Corp.	6,452	872,633
HEICO Corp.	5,913	729,309
HEICO Corp., Class A	11,572	1,102,464
Hexcel Corp.	12,855	959,240
Huntington Ingalls Industries, Inc.	6,166	1,391,420
L3Harris Technologies, Inc.	33,542	6,920,050
Spirit AeroSystems Holdings, Inc., Class A	15,614	1,277,538
Teledyne Technologies, Inc.(a)	5,430	1,789,728
Textron, Inc.	34,943	1,610,523
TransDigm Group, Inc.	7,469	3,930,785

		22,214,309

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	20,436	1,545,779
Expeditors International of Washington, Inc.	26,020	1,897,899
XPO Logistics, Inc.(a)(b)	13,898	1,061,807

		4,505,485

Airlines — 0.7%
Alaska Air Group, Inc.	18,317	1,271,749
American Airlines Group, Inc.	60,504	1,818,750
Copa Holdings SA, Class A	4,752	483,469
JetBlue Airways Corp.(a)	44,435	857,596
United Airlines Holdings, Inc.(a)	35,692	3,242,261

		7,673,825

Auto Components — 0.6%
Aptiv PLC	39,077	3,499,345
BorgWarner, Inc.	31,301	1,304,626
Gentex Corp.	38,820	1,088,901
Goodyear Tire & Rubber Co.	35,257	559,529
Lear Corp.	9,273	1,092,081

		7,544,482

Automobiles — 0.1%
Harley-Davidson, Inc.	23,725	923,140
Thor Industries, Inc.	8,028	507,851

		1,430,991

Banks — 3.9%
Associated Banc-Corp	24,189	486,441
Bank of Hawaii Corp.	6,125	534,774
Bank OZK	18,483	518,633
BankUnited, Inc.	14,463	496,081
BOK Financial Corp.	4,908	378,652
CIT Group, Inc.	14,317	614,056
Citizens Financial Group, Inc.	67,815	2,384,375
Comerica, Inc.	22,571	1,476,595
Commerce Bancshares, Inc.	15,100	971,836
Cullen/Frost Bankers, Inc.	8,564	771,445
East West Bancorp, Inc.	22,011	944,712

Security	Shares	Value

Banks (continued)
Fifth Third Bancorp	111,333	$3,237,564
First Citizens BancShares, Inc., Class A	1,095	538,652
First Hawaiian, Inc.	20,099	549,306
First Horizon National Corp.	47,304	755,445
First Republic Bank	25,226	2,683,037
FNB Corp.	49,121	592,399
Huntington Bancshares, Inc.	158,068	2,233,501
KeyCorp	152,305	2,736,921
M&T Bank Corp.	20,238	3,167,854
PacWest Bancorp	17,924	663,009
People’s United Financial, Inc.	66,827	1,080,593
Pinnacle Financial Partners, Inc.	11,364	668,431
Popular, Inc.	14,447	786,784
Prosperity Bancshares, Inc.	13,828	954,409
Regions Financial Corp.	151,433	2,438,071
Signature Bank	8,185	968,449
Sterling Bancorp	30,986	608,875
SunTrust Banks, Inc.	67,333	4,601,537
SVB Financial Group(a)(b)	7,881	1,745,484
Synovus Financial Corp.	22,358	757,265
TCF Financial Corp.	23,182	917,775
Texas Capital Bancshares, Inc.(a)	7,658	413,991
Umpqua Holdings Corp.	33,695	533,055
Webster Financial Corp.	13,878	612,020
Western Alliance Bancorp	14,701	725,200
Wintrust Financial Corp.	8,520	543,746
Zions Bancorp. NA	26,467	1,282,856

		46,373,829

Beverages — 0.3%
Brown-Forman Corp., Class A	6,993	434,615
Brown-Forman Corp., Class B	26,087	1,709,220
Molson Coors Brewing Co., Class B	26,411	1,392,388

		3,536,223

Biotechnology — 1.4%
Agios Pharmaceuticals, Inc.(a)(b)	7,856	236,308
Alkermes PLC(a)	23,650	461,885
Alnylam Pharmaceuticals, Inc.(a)	16,074	1,394,259
BioMarin Pharmaceutical, Inc.(a)	27,125	1,985,821
Bluebird Bio, Inc.(a)(b)	8,353	676,593
Exact Sciences Corp.(a)(b)	19,392	1,687,104
Exelixis, Inc.(a)	45,285	699,653
Incyte Corp.(a)	26,971	2,263,406
Ionis Pharmaceuticals, Inc.(a)	19,416	1,081,860
Moderna, Inc.(a)	31,233	523,153
Neurocrine Biosciences, Inc.(a)	13,711	1,364,107
Sage Therapeutics, Inc.(a)	7,651	1,037,858
Sarepta Therapeutics, Inc.(a)(b)	10,705	889,157
Seattle Genetics, Inc.(a)	17,434	1,872,412
United Therapeutics Corp.(a)	6,550	588,452

		16,762,028

Building Products — 0.8%
Allegion PLC	14,243	1,652,758

1

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
AO Smith Corp.	20,472	$1,017,049
Armstrong World Industries, Inc.	7,423	694,273
Fortune Brands Home & Security, Inc.	21,152	1,270,178
Lennox International, Inc.	5,319	1,315,708
Masco Corp.	43,778	2,024,733
Owens Corning	16,291	998,312
Resideo Technologies, Inc.(a)(b)	18,797	179,135

		9,152,146

Capital Markets — 2.9%
Affiliated Managers Group, Inc.	7,710	615,875
Ameriprise Financial, Inc.	19,847	2,994,714
BGC Partners, Inc., Class A	45,048	234,250
Cboe Global Markets, Inc.	16,807	1,935,326
E*Trade Financial Corp.	36,426	1,522,243
Eaton Vance Corp.	16,941	772,510
Evercore, Inc., Class A	6,086	448,173
Franklin Resources, Inc.	42,722	1,176,991
Invesco Ltd.	60,237	1,013,186
Janus Henderson Group PLC	24,094	557,294
Lazard Ltd., Class A	15,767	588,582
Legg Mason, Inc.	13,065	486,802
LPL Financial Holdings, Inc.	12,374	1,000,314
MarketAxess Holdings, Inc.	5,587	2,059,312
MSCI, Inc.	12,487	2,928,951
Nasdaq, Inc.	17,582	1,754,156
Northern Trust Corp.	29,989	2,989,303
Raymond James Financial, Inc.	18,862	1,574,788
SEI Investments Co.	19,616	1,175,391
State Street Corp.	56,555	3,736,589
T. Rowe Price Group, Inc.	35,011	4,054,274
Virtu Financial, Inc., Class A	7,991	135,527

		33,754,551

Chemicals — 1.9%
Albemarle Corp.	15,959	969,350
Ashland Global Holdings, Inc.	9,225	713,738
Axalta Coating Systems Ltd.(a)	31,308	923,273
Cabot Corp.	8,655	377,271
Celanese Corp.	18,724	2,268,413
CF Industries Holdings, Inc.	33,086	1,500,450
Chemours Co.	24,780	406,640
Corteva, Inc.(a)	113,915	3,005,078
Eastman Chemical Co.	20,747	1,577,602
Element Solutions, Inc.(a)(b)	33,799	367,057
FMC Corp.	19,935	1,824,052
Huntsman Corp.	33,038	731,131
International Flavors & Fragrances, Inc.	16,201	1,976,684
Mosaic Co.	53,390	1,061,393
NewMarket Corp.	1,039	504,424
Olin Corp.	25,170	461,618
RPM International, Inc.	19,370	1,402,969
Scotts Miracle-Gro Co.	5,990	601,336
Valvoline, Inc.	28,582	609,940

Security	Shares	Value

Chemicals (continued)
Westlake Chemical Corp.	5,355	$338,382
WR Grace & Co.	8,668	575,989

		22,196,790

Commercial Services & Supplies — 1.1%
ADT, Inc.(b)	17,345	134,250
Cintas Corp.	12,704	3,413,184
Clean Harbors, Inc.(a)	7,814	644,342
Copart, Inc.(a)	29,980	2,477,547
IAA, Inc.(a)	20,132	768,036
KAR Auction Services, Inc.	20,132	500,482
Republic Services, Inc.	32,346	2,830,598
Rollins, Inc.	21,483	818,717
Stericycle, Inc.(a)(b)	13,473	776,045

		12,363,201

Communications Equipment — 1.0%
Arista Networks, Inc.(a)	8,999	2,200,885
Ciena Corp.(a)	23,497	872,209
CommScope Holding Co., Inc.(a)(b)	28,958	324,330
EchoStar Corp., Class A(a)	7,101	276,939
F5 Networks, Inc.(a)	9,068	1,306,517
Juniper Networks, Inc.	51,835	1,286,545
Motorola Solutions, Inc.	24,995	4,157,168
Ubiquiti, Inc.	2,249	284,701
ViaSat, Inc.(a)	8,515	586,173

		11,295,467

Construction & Engineering — 0.4%
AECOM(a)	23,638	945,756
Fluor Corp.	21,286	342,917
Jacobs Engineering Group, Inc.	20,010	1,872,536
Quanta Services, Inc.(b)	21,457	902,267

		4,063,476

Construction Materials — 0.5%
Eagle Materials, Inc.	6,284	573,981
Martin Marietta Materials, Inc.	9,474	2,481,335
Vulcan Materials Co.	19,941	2,848,971

		5,904,287

Consumer Finance — 1.0%
Ally Financial, Inc.	59,309	1,816,635
Credit Acceptance Corp.(a)	1,587	694,804
Discover Financial Services	48,237	3,871,502
Navient Corp.	30,924	425,823
OneMain Holdings, Inc.	9,886	395,440
Santander Consumer USA Holdings, Inc.	15,813	396,590
SLM Corp.	64,181	541,688
Synchrony Financial	100,630	3,559,283

		11,701,765

Containers & Packaging — 1.5%
AptarGroup, Inc.	9,709	1,147,118

2

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Ardagh Group SA	2,789	$52,071
Avery Dennison Corp.	12,783	1,634,434
Ball Corp.	50,157	3,509,485
Berry Global Group, Inc.(a)	19,994	829,951
Crown Holdings, Inc.(a)	19,743	1,438,080
Graphic Packaging Holding Co.	44,608	698,561
International Paper Co.	59,618	2,604,114
Owens-Illinois, Inc.	23,197	197,175
Packaging Corp. of America	14,199	1,554,223
Sealed Air Corp.	23,572	984,603
Silgan Holdings, Inc.	11,790	362,778
Sonoco Products Co.	15,051	868,443
Westrock Co.	38,613	1,442,968

		17,324,004

Distributors — 0.4%
Genuine Parts Co.	21,338	2,188,852
LKQ Corp.(a)	46,599	1,583,900
Pool Corp.	5,842	1,211,631

		4,984,383

Diversified Consumer Services — 0.5%
2U, Inc.(a)(b)	8,111	145,390
Bright Horizons Family Solutions, Inc.(a)	8,716	1,294,500
frontdoor, Inc.(a)	12,873	620,865
Graham Holdings Co., Class B	643	404,871
Grand Canyon Education, Inc.(a)	7,199	662,020
H&R Block, Inc.	30,898	772,141
Service Corp. International	26,895	1,223,185
ServiceMaster Global Holdings, Inc.(a)(b)	20,680	835,058

		5,958,030

Diversified Financial Services — 0.5%
AXA Equitable Holdings, Inc.	44,628	963,965
FactSet Research Systems, Inc.	5,687	1,441,768
Interactive Brokers Group, Inc., Class A	11,302	537,636
Jefferies Financial Group, Inc.	40,169	749,955
Morningstar, Inc.	2,978	481,960
Voya Financial, Inc.	21,208	1,144,384

		5,319,668

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc.	165,286	2,138,801
Zayo Group Holdings, Inc.(a)	34,266	1,169,841

		3,308,642

Electric Utilities — 2.8%
Alliant Energy Corp.	36,020	1,921,307
Avangrid, Inc.	8,544	427,627
Edison International	53,158	3,343,638
Entergy Corp.	30,175	3,665,659
Evergy, Inc.	35,693	2,281,140
Eversource Energy	49,180	4,118,333

Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	80,654	$3,897,201
Hawaiian Electric Industries, Inc.	16,421	741,408
IDACORP, Inc.	7,625	820,603
OGE Energy Corp.	30,309	1,305,106
PG&E Corp.(a)(b)	80,434	496,278
Pinnacle West Capital Corp.	17,014	1,601,358
PPL Corp.	109,780	3,676,532
Xcel Energy, Inc.	78,140	4,962,671

		33,258,861

Electrical Equipment — 0.9%
Acuity Brands, Inc.	6,004	749,239
AMETEK, Inc.	34,498	3,161,742
GrafTech International Ltd.	8,914	107,681
Hubbell, Inc.	8,229	1,166,049
nVent Electric PLC	23,211	535,246
Regal-Beloit Corp.	6,231	461,405
Rockwell Automation, Inc.	17,691	3,042,675
Sensata Technologies Holding PLC(a)(b)	24,119	1,234,652

		10,458,689

Electronic Equipment, Instruments & Components — 2.3%
Amphenol Corp., Class A	44,273	4,441,910
Arrow Electronics, Inc.(a)	12,554	995,281
Avnet, Inc.	15,581	616,384
CDW Corp.	21,987	2,812,357
Cognex Corp.(b)	24,872	1,280,659
Coherent, Inc.(a)	3,640	542,069
Corning, Inc.	117,247	3,474,029
Dolby Laboratories, Inc., Class A	9,525	612,743
FLIR Systems, Inc.	20,465	1,055,176
IPG Photonics Corp.(a)(b)	5,355	719,070
Jabil, Inc.	22,587	831,653
Keysight Technologies, Inc.(a)	28,465	2,872,403
Littelfuse, Inc.	3,629	637,144
National Instruments Corp.	19,723	816,335
SYNNEX Corp.	6,261	737,170
Trimble, Inc.(a)	38,148	1,519,816
Universal Display Corp.	6,468	1,294,764
Zebra Technologies Corp., Class A(a)	8,113	1,929,839

		27,188,802

Energy Equipment & Services — 0.6%
Apergy Corp.(a)	11,718	294,942
Baker Hughes Co.	95,797	2,050,056
Halliburton Co.	132,170	2,544,272
Helmerich & Payne, Inc.	16,099	603,713
National Oilwell Varco, Inc.(b)	58,532	1,323,994
Patterson-UTI Energy, Inc.	29,913	248,876
Transocean Ltd.(a)	87,780	416,955

		7,482,808

Entertainment — 0.8%
Live Nation Entertainment, Inc.(a)	19,576	1,380,108

3

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Roku, Inc.(a)(b)	12,948	$1,905,945
Spotify Technology SA(a)(b)	17,909	2,584,269
Take-Two Interactive Software, Inc.(a)	17,033	2,049,921
Viacom, Inc., Class A	1,358	32,443
Viacom, Inc., Class B	53,710	1,157,988
World Wrestling Entertainment, Inc., Class A	6,685	374,627

		9,485,301

Equity Real Estate Investment Trusts (REITs) — 9.9%
Alexandria Real Estate Equities, Inc.	16,939	2,689,066
American Campus Communities, Inc.	20,729	1,036,035
American Homes 4 Rent, Class A	38,985	1,031,933
Americold Realty Trust	29,048	1,164,534
Apartment Investment & Management Co., Class A	22,404	1,229,532
Apple Hospitality REIT, Inc.	31,843	524,773
AvalonBay Communities, Inc.	21,135	4,600,244
Boston Properties, Inc.	23,468	3,219,810
Brandywine Realty Trust	26,422	403,728
Brixmor Property Group, Inc.	45,285	997,176
Brookfield Property REIT, Inc., Class A	11,371	214,912
Camden Property Trust	14,159	1,619,365
Chimera Investment Corp.	28,249	572,325
Colony Capital, Inc.	72,466	405,810
Columbia Property Trust, Inc.	17,836	365,995
CoreSite Realty Corp.	5,561	653,418
Corporate Office Properties Trust	16,981	503,317
Cousins Properties, Inc.	22,081	886,111
CubeSmart	28,986	918,856
CyrusOne, Inc.	16,972	1,209,764
Digital Realty Trust, Inc.	31,538	4,006,588
Douglas Emmett, Inc.	25,104	1,087,505
Duke Realty Corp.	54,532	1,916,255
Empire State Realty Trust, Inc., Class A	22,420	324,417
EPR Properties	11,616	903,609
Equity Commonwealth	18,252	587,349
Equity LifeStyle Properties, Inc.	26,296	1,839,142
Equity Residential	55,529	4,923,201
Essex Property Trust, Inc.	9,931	3,248,728
Extra Space Storage, Inc.	18,755	2,105,624
Federal Realty Investment Trust	11,321	1,539,769
Gaming and Leisure Properties, Inc.	30,731	1,240,303
Healthcare Trust of America, Inc., Class A	30,896	957,776
Healthpeak Properties, Inc.	74,631	2,807,618
Highwoods Properties, Inc.	15,476	724,277
Host Hotels & Resorts, Inc.	109,785	1,799,376
Hudson Pacific Properties, Inc.	23,031	827,274
Invitation Homes, Inc.	72,343	2,227,441
Iron Mountain, Inc.	43,230	1,417,944
JBG SMITH Properties	18,530	746,018
Kilroy Realty Corp.	15,011	1,259,873
Kimco Realty Corp.	61,224	1,319,989

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Lamar Advertising Co., Class A	12,902	$1,032,289
Liberty Property Trust	23,617	1,395,056
Life Storage, Inc.	7,037	766,470
Macerich Co.	21,422	589,105
Medical Properties Trust, Inc.	67,147	1,391,957
MFA Financial, Inc.	68,306	518,443
Mid-America Apartment Communities, Inc.	17,231	2,394,937
National Retail Properties, Inc.	24,581	1,448,067
New Residential Investment Corp.	62,919	996,637
Omega Healthcare Investors, Inc.	32,403	1,427,028
Outfront Media, Inc.	21,497	565,586
Paramount Group, Inc.	30,536	411,320
Park Hotels & Resorts, Inc.	36,168	840,906
Rayonier, Inc.	19,635	529,752
Realty Income Corp.	48,317	3,951,847
Regency Centers Corp.	25,228	1,696,331
Retail Properties of America, Inc., Class A	32,299	444,434
SBA Communications Corp.(b)	17,023	4,096,585
Service Properties Trust	24,691	624,682
SITE Centers Corp.	21,223	329,593
SL Green Realty Corp.	12,393	1,036,055
Spirit Realty Capital, Inc.	13,529	674,285
Starwood Property Trust, Inc.	41,309	1,016,201
STORE Capital Corp.	31,950	1,293,975
Sun Communities, Inc.	13,432	2,184,715
Taubman Centers, Inc.	8,857	316,904
UDR, Inc.	44,016	2,211,804
Ventas, Inc.	56,524	3,679,712
VEREIT, Inc.	160,210	1,576,466
VICI Properties, Inc.	70,046	1,649,583
Vornado Realty Trust	26,221	1,720,884
Weingarten Realty Investors	18,347	582,150
Welltower, Inc.	61,525	5,579,702
Weyerhaeuser Co.	113,057	3,302,395
WP Carey, Inc.	25,647	2,361,063

		116,693,699

Food & Staples Retailing — 0.5%
Casey’s General Stores, Inc.	5,548	947,654
Grocery Outlet Holding Corp.(a)(b)	4,855	154,874
Kroger Co.	120,643	2,972,644
Sprouts Farmers Market, Inc.(a)	17,825	345,983
U.S. Foods Holding Corp.(a)	33,102	1,313,156

		5,734,311

Food Products — 2.5%
Archer-Daniels-Midland Co.	84,554	3,554,650
Beyond Meat, Inc.(a)(b)	1,998	168,731
Bunge Ltd.	20,883	1,127,682
Campbell Soup Co.	25,383	1,175,487
Conagra Brands, Inc.	73,211	1,980,358
Flowers Foods, Inc.	29,545	641,718

4

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hain Celestial Group, Inc.(a)(b)	13,802	$326,279
Hershey Co.	21,921	3,219,537
Hormel Foods Corp.	42,169	1,724,291
Ingredion, Inc.	10,129	800,191
J.M. Smucker Co.	16,666	1,761,263
Kellogg Co.	37,367	2,373,926
Lamb Weston Holdings, Inc.	22,180	1,730,927
McCormick & Co., Inc.	18,628	2,993,333
Pilgrim’s Pride Corp.(a)(b)	7,942	241,119
Post Holdings, Inc.(a)(b)	9,848	1,013,359
TreeHouse Foods, Inc.(a)	8,418	454,740
Tyson Foods, Inc., Class A	43,684	3,616,598

		28,904,189

Gas Utilities — 0.4%
Atmos Energy Corp.	17,736	1,994,945
National Fuel Gas Co.	12,405	562,071
UGI Corp.	31,617	1,507,182

		4,064,198

Health Care Equipment & Supplies — 3.1%
ABIOMED, Inc.(a)(b)	6,730	1,397,013
Align Technology, Inc.(a)	12,015	3,031,264
Cantel Medical Corp.	5,611	408,986
Cooper Cos., Inc.	7,386	2,149,326
DENTSPLY SIRONA, Inc.	33,838	1,853,646
DexCom, Inc.(a)	13,742	2,119,566
Hill-Rom Holdings, Inc.	10,139	1,061,452
Hologic, Inc.(a)	40,422	1,952,787
ICU Medical, Inc.(a)	2,915	471,093
IDEXX Laboratories, Inc.(a)(b)	12,896	3,675,489
Insulet Corp.(a)	9,004	1,308,461
Integra LifeSciences Holdings Corp.(a)(b)	10,746	623,913
Masimo Corp.(a)	7,145	1,041,670
ResMed, Inc.	21,547	3,187,232
STERIS PLC	12,717	1,800,346
Teleflex, Inc.	7,005	2,433,607
Varian Medical Systems, Inc.(a)	13,799	1,667,057
West Pharmaceutical Services, Inc.	11,098	1,596,336
Zimmer Biomet Holdings, Inc.	31,143	4,304,897

		36,084,141

Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc.(a)	13,235	396,918
AmerisourceBergen Corp.	23,035	1,966,728
Cardinal Health, Inc.	45,259	2,238,057
Centene Corp.(a)	62,097	3,296,109
Chemed Corp.	2,359	929,234
Covetrus, Inc.(a)	14,300	141,784
DaVita, Inc.(a)	18,582	1,088,905
Encompass Health Corp.	14,852	950,825
Guardant Health, Inc.(a)(b)	5,472	380,304
Henry Schein, Inc.(a)	22,560	1,411,918

Security	Shares	Value

Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings(a)	14,895	$2,454,249
McKesson Corp.	28,069	3,733,177
MEDNAX, Inc.(a)	12,264	269,317
Molina Healthcare, Inc.(a)	9,454	1,112,169
Penumbra, Inc.(a)(b)	4,769	743,821
Premier, Inc., Class A(a)(b)	7,989	260,282
Quest Diagnostics, Inc.	20,372	2,062,665
Universal Health Services, Inc., Class B	12,024	1,652,819
WellCare Health Plans, Inc.(a)	7,601	2,254,457

		27,343,738

Health Care Technology — 0.5%
Cerner Corp.	48,082	3,227,264
Change Healthcare, Inc.(a)	7,624	100,789
Veeva Systems, Inc., Class A(a)	19,662	2,788,662

		6,116,715

Hotels, Restaurants & Leisure — 2.7%
Aramark	37,129	1,624,765
Caesars Entertainment Corp.(a)	86,339	1,060,243
Chipotle Mexican Grill, Inc.(a)	3,882	3,020,817
Choice Hotels International, Inc.	5,084	449,832
Darden Restaurants, Inc.	18,680	2,097,204
Domino’s Pizza, Inc.	6,218	1,688,933
Dunkin’ Brands Group, Inc.	12,525	984,716
Extended Stay America, Inc.	28,469	404,544
Hilton Grand Vacations, Inc.(a)	12,815	445,065
Hilton Worldwide Holdings, Inc.	42,989	4,168,213
Hyatt Hotels Corp., Class A	5,690	425,271
International Game Technology PLC	15,153	200,626
MGM Resorts International	76,593	2,182,901
Norwegian Cruise Line Holdings Ltd.(a)	32,568	1,653,152
Planet Fitness, Inc., Class A(a)	12,848	817,904
Royal Caribbean Cruises Ltd.	26,033	2,833,171
Six Flags Entertainment Corp.	12,038	507,883
Vail Resorts, Inc.	6,095	1,416,295
Wendy’s Co.	28,149	596,196
Wyndham Destinations, Inc.	13,807	640,783
Wyndham Hotels & Resorts, Inc.	14,521	783,698
Wynn Resorts Ltd.	14,843	1,801,050
Yum China Holdings, Inc.	54,959	2,335,757

		32,139,019

Household Durables — 1.4%
D.R. Horton, Inc.	51,621	2,703,392
Garmin Ltd.	22,015	2,063,906
Leggett & Platt, Inc.	19,726	1,011,944
Lennar Corp., Class A	42,641	2,541,403
Lennar Corp., Class B	2,333	109,698
Mohawk Industries, Inc.(a)	9,037	1,295,725
Newell Brands, Inc.	57,580	1,092,292
NVR, Inc.(a)	491	1,785,566
PulteGroup, Inc.	38,686	1,518,039
Tempur Sealy International, Inc.(a)	6,959	632,921

5

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Toll Brothers, Inc.	20,176	$802,399
Whirlpool Corp.	9,398	1,429,624

		16,986,909

Household Products — 0.5%
Church & Dwight Co., Inc.	37,350	2,612,259
Clorox Co.	19,114	2,822,947
Energizer Holdings, Inc.	9,471	402,423
Spectrum Brands Holdings, Inc.	6,277	315,168

		6,152,797

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	100,674	1,716,492
NRG Energy, Inc.	38,281	1,535,834
Vistra Energy Corp.	64,284	1,737,596

		4,989,922

Industrial Conglomerates — 0.2%
BWX Technologies, Inc.	14,414	837,453
Carlisle Cos., Inc.	8,521	1,297,493
Seaboard Corp.	42	177,202

		2,312,148

Insurance — 4.0%
Alleghany Corp.(a)	2,122	1,651,531
American Financial Group, Inc.	10,711	1,114,372
American National Insurance Co.	1,084	130,058
Arch Capital Group Ltd.(a)	58,153	2,428,469
Arthur J Gallagher & Co.	27,902	2,545,220
Assurant, Inc.	9,309	1,173,586
Assured Guaranty Ltd.	14,667	688,176
Athene Holding Ltd., Class A(a)	22,281	965,881
Axis Capital Holdings Ltd.	12,514	743,707
Brighthouse Financial, Inc.(a)	16,917	638,786
Brown & Brown, Inc.	35,753	1,347,173
Cincinnati Financial Corp.	23,097	2,614,811
CNA Financial Corp.	4,305	193,036
Erie Indemnity Co., Class A	3,734	688,064
Everest Re Group Ltd.	6,098	1,567,735
Fidelity National Financial, Inc.	40,080	1,837,267
First American Financial Corp.	16,550	1,022,459
Globe Life, Inc.	16,435	1,599,619
Hanover Insurance Group, Inc.	5,984	788,153
Hartford Financial Services Group, Inc.	54,682	3,121,249
Kemper Corp.	9,544	686,023
Lincoln National Corp.	30,281	1,710,271
Loews Corp.	39,832	1,951,768
Markel Corp.(a)(b)	2,057	2,408,747
Mercury General Corp.	4,214	202,525
Old Republic International Corp.	42,757	955,191
Primerica, Inc.	6,320	797,458
Principal Financial Group, Inc.	41,923	2,237,850
Reinsurance Group of America, Inc.	9,485	1,541,028
RenaissanceRe Holdings Ltd.	6,613	1,237,821
Unum Group	31,628	871,035

Security	Shares	Value

Insurance (continued)
W.R. Berkley Corp.	21,815	$1,524,869
White Mountains Insurance Group Ltd.	473	506,583
Willis Towers Watson PLC	19,580	3,659,502

		47,150,023

Interactive Media & Services — 0.6%
IAC/InterActiveCorp.(a)	11,279	2,563,153
Match Group, Inc.	8,304	606,109
Twitter, Inc.(a)	114,321	3,426,200
Zillow Group, Inc., Class A(a)	8,548	276,870
Zillow Group, Inc., Class C(a)(b)	18,731	610,068

		7,482,400

Internet & Direct Marketing Retail — 0.5%
Etsy, Inc.(a)	18,108	805,625
Expedia Group, Inc.	21,002	2,870,133
GrubHub, Inc.(a)	13,834	471,186
Qurate Retail, Inc., Series A(a)(b)	58,513	558,214
TripAdvisor, Inc.(a)	15,989	645,956
Wayfair, Inc., Class A(a)	9,439	776,169

		6,127,283

IT Services — 5.2%
Akamai Technologies, Inc.(a)(b)	24,394	2,110,081
Alliance Data Systems Corp.	6,122	612,200
Amdocs Ltd.	20,552	1,339,990
Black Knight, Inc.(a)	21,795	1,399,239
Booz Allen Hamilton Holding Corp.	20,686	1,455,674
Broadridge Financial Solutions, Inc.	17,259	2,161,172
CACI International, Inc., Class A(a)	3,727	833,916
CoreLogic, Inc.(a)	12,196	493,816
DXC Technology Co.	39,725	1,099,191
EPAM Systems, Inc.(a)	7,868	1,384,453
Euronet Worldwide, Inc.(a)	7,582	1,062,011
Fiserv, Inc.(a)	85,697	9,095,880
FleetCor Technologies, Inc.(a)	12,941	3,807,501
Gartner, Inc.(a)	13,257	2,042,639
Genpact Ltd.	26,394	1,033,853
Global Payments, Inc.	45,275	7,659,624
GoDaddy, Inc., Class A(a)	26,679	1,734,935
Jack Henry & Associates, Inc.	11,653	1,649,599
Leidos Holdings, Inc.	20,655	1,781,081
MongoDB, Inc.(a)(b)	6,342	810,317
Okta, Inc.(a)(b)	15,493	1,689,821
Paychex, Inc.	48,751	4,077,534
Sabre Corp.	41,699	979,093
Square, Inc., Class A(a)	51,495	3,163,338
Switch, Inc., Class A	9,178	135,559
Teradata Corp.(a)	17,286	517,370
Twilio, Inc., Class A(a)(b)	18,148	1,752,371
VeriSign, Inc.(a)	15,951	3,031,009
Western Union Co.	64,275	1,610,731

6

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
WEX, Inc.(a)	6,526	$1,234,589

		61,758,587

Leisure Products — 0.3%
Brunswick Corp.	12,809	745,996
Hasbro, Inc.	17,607	1,713,337
Mattel, Inc.(a)(b)	52,075	621,776
Polaris Industries, Inc.	8,722	860,425

		3,941,534

Life Sciences Tools & Services — 1.7%
Adaptive Biotechnologies Corp.(a)	2,588	67,456
Agilent Technologies, Inc.	47,076	3,566,007
Avantor, Inc.(a)	35,192	500,078
Bio-Rad Laboratories, Inc., Class A(a)	3,221	1,068,148
Bio-Techne Corp.	5,688	1,184,071
Bruker Corp.	15,336	682,452
Charles River Laboratories International, Inc.(a)	7,307	949,764
IQVIA Holdings, Inc.(a)	27,260	3,936,889
Mettler-Toledo International, Inc.(a)(b)	3,712	2,616,737
PerkinElmer, Inc.	16,732	1,438,283
PRA Health Sciences, Inc.(a)	9,424	920,819
QIAGEN NV(a)	33,566	1,000,603
Waters Corp.(a)	10,043	2,125,300

		20,056,607

Machinery — 4.1%
AGCO Corp.	9,643	739,522
Allison Transmission Holdings, Inc.	16,756	730,729
Colfax Corp.(a)	14,108	474,029
Crane Co.	7,604	581,858
Cummins, Inc.	23,347	4,026,890
Donaldson Co., Inc.	19,368	1,021,468
Dover Corp.	21,991	2,284,645
Flowserve Corp.	19,885	971,183
Fortive Corp.	44,834	3,093,546
Gardner Denver Holdings, Inc.(a)(b)	20,100	639,783
Gates Industrial Corp. PLC(a)(b)	7,216	72,160
Graco, Inc.	25,025	1,131,130
IDEX Corp.	11,466	1,783,307
Ingersoll-Rand PLC	36,558	4,638,845
ITT, Inc.	13,305	790,982
Lincoln Electric Holdings, Inc.	9,023	808,190
Middleby Corp.(a)	8,404	1,016,464
Nordson Corp.	8,688	1,362,365
Oshkosh Corp.	10,308	880,097
PACCAR, Inc.	51,494	3,916,634
Parker-Hannifin Corp.	19,431	3,565,394
Pentair PLC	25,243	1,046,827
Snap-on, Inc.	8,327	1,354,553
Stanley Black & Decker, Inc.	22,996	3,479,985
Timken Co.	10,180	498,820
Toro Co.	16,039	1,237,088
Trinity Industries, Inc.	16,070	317,865

Security	Shares	Value

Machinery (continued)
Valmont Industries, Inc.	3,235	$443,810
WABCO Holdings, Inc.(a)	7,753	1,043,709
Wabtec Corp.	27,248	1,890,194
Woodward, Inc.	8,347	890,291
Xylem, Inc.	27,179	2,084,357

		48,816,720

Marine — 0.1%
Kirby Corp.(a)	9,002	712,598

Media — 2.2%
Altice USA, Inc., Class A(a)	47,564	1,472,106
AMC Networks, Inc., Class A(a)	6,472	281,856
Cable One, Inc.	662	877,395
CBS Corp., Class B	50,206	1,809,424
Cinemark Holdings, Inc.	16,209	593,249
Discovery, Inc., Class A(a)(b)	23,662	637,809
Discovery, Inc., Class C(a)(b)	52,981	1,337,241
DISH Network Corp., Class A(a)	35,551	1,222,243
Fox Corp., Class A	53,252	1,706,194
Fox Corp., Class B(a)	24,732	772,628
GCI Liberty, Inc., Class A(a)	14,888	1,041,862
Interpublic Group of Cos., Inc.	58,542	1,273,289
John Wiley & Sons, Inc., Class A	6,614	304,707
Liberty Broadband Corp., Class A(a)	3,725	439,513
Liberty Broadband Corp., Class C(a)	16,006	1,889,828
Liberty Media Corp. — Liberty Formula One, Class A(a)	3,616	146,195
Liberty Media Corp. — Liberty Formula One, Class C(a)	29,959	1,273,258
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	12,803	574,983
Liberty Media Corp. — Liberty SiriusXM, Class C(a)(b)	23,406	1,057,717
Lions Gate Entertainment Corp., Class A	7,306	58,375
Lions Gate Entertainment Corp., Class B	17,575	131,637
Madison Square Garden Co., Class A(a)(b)	2,814	751,113
New York Times Co., Class A	24,562	758,966
News Corp., Class A	58,323	799,608
News Corp., Class B	18,727	264,425
Nexstar Media Group, Inc., Class A	6,786	660,210
Omnicom Group, Inc.	32,723	2,525,888
Sinclair Broadcast Group, Inc., Class A	9,348	372,424
Sirius XM Holdings, Inc.	207,656	1,395,448

		26,429,591

Metals & Mining — 1.2%
Alcoa Corp.(a)	28,181	585,883
Freeport-McMoRan, Inc.	219,915	2,159,566
Newmont Goldcorp Corp.	124,151	4,932,519
Nucor Corp.	46,262	2,491,209
Reliance Steel & Aluminum Co.	9,878	1,146,243
Royal Gold, Inc.	9,905	1,143,433
Steel Dynamics, Inc.	31,834	966,480

7

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
United States Steel Corp.	26,316	$302,897

		13,728,230

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	83,043	1,415,883
Annaly Capital Management, Inc.	220,826	1,983,018
Two Harbors Investment Corp.	41,368	573,774

		3,972,675

Multi-Utilities — 2.9%
Ameren Corp.	37,177	2,888,653
CenterPoint Energy, Inc.	76,229	2,215,977
CMS Energy Corp.	42,950	2,745,364
Consolidated Edison, Inc.	50,531	4,659,969
DTE Energy Co.	27,725	3,529,947
MDU Resources Group, Inc.	29,824	861,615
NiSource, Inc.	56,572	1,586,279
Public Service Enterprise Group, Inc.	76,638	4,851,952
Sempra Energy	41,698	6,025,778
WEC Energy Group, Inc.	47,897	4,521,477

		33,887,011

Multiline Retail — 1.1%
Dollar General Corp.	39,393	6,316,273
Dollar Tree, Inc.(a)	35,787	3,950,885
Kohl’s Corp.	24,691	1,265,660
Macy’s, Inc.	46,874	710,610
Nordstrom, Inc.	16,403	588,868
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	7,993	510,593

		13,342,889

Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	33,894	218,277
Antero Resources Corp.(a)	42,256	105,640
Apache Corp.	57,029	1,235,248
Cabot Oil & Gas Corp.	62,517	1,165,317
Centennial Resource Development, Inc., Class A(a)	27,096	92,126
Cheniere Energy, Inc.(a)	35,338	2,175,054
Chesapeake Energy Corp.(a)(b)	201,679	270,250
Cimarex Energy Co.	15,170	640,477
Concho Resources, Inc.	30,183	2,037,956
Continental Resources, Inc.(a)(b)	13,179	388,385
Devon Energy Corp.	61,159	1,240,305
Diamondback Energy, Inc.	24,940	2,138,855
EQT Corp.	38,796	416,669
Equitrans Midstream Corp.	31,111	433,065
Hess Corp.	40,787	2,681,745
HollyFrontier Corp.	23,107	1,269,499
Kosmos Energy Ltd.	55,637	344,949
Marathon Oil Corp.	121,738	1,403,639
Murphy Oil Corp.	23,132	477,213
Noble Energy, Inc.	71,906	1,384,910
ONEOK, Inc.	62,430	4,359,487

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Parsley Energy, Inc., Class A	40,790	$644,890
PBF Energy, Inc., Class A	18,090	583,945
Pioneer Natural Resources Co.	25,421	3,127,292
Range Resources Corp.	30,181	121,630
Targa Resources Corp.	34,714	1,349,680
Williams Cos., Inc.	184,255	4,110,729
WPX Energy, Inc.(a)	63,601	634,738

		35,051,970

Paper & Forest Products — 0.0%
Domtar Corp.	9,510	346,069

Personal Products — 0.1%
Coty, Inc., Class A	43,787	511,870
Herbalife Nutrition Ltd.(a)	15,507	692,698
Nu Skin Enterprises, Inc., Class A	8,325	371,128

		1,575,696

Pharmaceuticals — 0.6%
Catalent, Inc.(a)	21,996	1,070,106
Elanco Animal Health, Inc.(a)	56,705	1,532,169
Horizon Therapeutics PLC(a)	27,840	804,854
Jazz Pharmaceuticals PLC(a)	8,399	1,055,166
Mylan NV(a)	78,065	1,494,945
Nektar Therapeutics(a)(b)	25,655	439,342
Perrigo Co. PLC	19,137	1,014,644

		7,411,226

Professional Services — 1.6%
CoStar Group, Inc.(a)	5,461	3,000,929
Equifax, Inc.	18,262	2,496,598
IHS Markit Ltd.(a)	60,102	4,208,342
ManpowerGroup, Inc.	9,035	821,462
Nielsen Holdings PLC	53,934	1,087,309
Paylocity Holding Corp.(a)	4,916	504,382
Robert Half International, Inc.	17,574	1,006,463
TransUnion	28,395	2,345,995
Verisk Analytics, Inc.	24,228	3,505,791

		18,977,271

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(a)	50,795	2,720,072
Howard Hughes Corp.(a)	6,075	679,307
Jones Lang LaSalle, Inc.	7,787	1,140,951

		4,540,330

Road & Rail — 0.8%
AMERCO	1,343	543,969
Genesee & Wyoming, Inc., Class A(a)	8,470	940,424
JB Hunt Transport Services, Inc.	12,918	1,518,640
Kansas City Southern	15,219	2,142,531
Knight-Swift Transportation Holdings, Inc.(b)	18,690	681,437
Landstar System, Inc.	5,903	667,924
Lyft, Inc., Class A(a)(b)	5,157	213,706

8

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Old Dominion Freight Line, Inc.	9,844	$1,792,396
Ryder System, Inc.	7,944	386,317
Schneider National, Inc., Class B	8,392	191,925

		9,079,269

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices, Inc.(a)	152,140	5,162,110
Cree, Inc.(a)	15,953	761,437
Cypress Semiconductor Corp.	55,912	1,301,072
Entegris, Inc.	20,416	979,968
First Solar, Inc.(a)(b)	12,493	647,013
KLA Corp.	24,195	4,089,923
Lam Research Corp.	21,922	5,941,739
Marvell Technology Group Ltd.	99,497	2,426,732
Maxim Integrated Products, Inc.	41,187	2,416,029
Microchip Technology, Inc.	35,290	3,327,494
MKS Instruments, Inc.	8,190	886,322
Monolithic Power Systems, Inc.	6,340	950,493
ON Semiconductor Corp.(a)	61,867	1,262,087
Qorvo, Inc.(a)	17,847	1,443,108
Skyworks Solutions, Inc.	26,171	2,383,131
Teradyne, Inc.	25,916	1,586,578
Xilinx, Inc.	38,595	3,502,110

		39,067,346

Software — 4.4%
Alteryx, Inc., Class A(a)	6,894	630,801
Anaplan, Inc.(a)	12,621	595,711
ANSYS, Inc.(a)(b)	12,687	2,793,043
Aspen Technology, Inc.(a)	10,460	1,204,051
Atlassian Corp. PLC, Class A(a)	15,973	1,929,379
Avalara, Inc.(a)	7,046	500,266
Cadence Design Systems, Inc.(a)	42,221	2,759,142
CDK Global, Inc.	18,453	932,615
Cerence Inc.(a)(b)	5,363	83,126
Ceridian HCM Holding, Inc.(a)	12,318	594,343
Citrix Systems, Inc.	19,042	2,072,912
Coupa Software, Inc.(a)	9,281	1,276,045
DocuSign, Inc.(a)	23,173	1,533,821
Dropbox, Inc., Class A(a)	32,091	636,044
Dynatrace, Inc.(a)(b)	5,549	112,256
Elastic NV(a)	6,767	487,292
Fair Isaac Corp.(a)	4,303	1,308,284
FireEye, Inc.(a)	29,802	472,064
Fortinet, Inc.(a)(b)	21,727	1,772,054
Guidewire Software, Inc.(a)	12,377	1,395,383
HubSpot, Inc.(a)	6,037	936,339
LogMeIn, Inc.	7,464	490,235
Manhattan Associates, Inc.(a)	9,761	731,587
Medallia, Inc.(a)(b)	2,425	70,519
New Relic, Inc.(a)	7,442	476,734
NortonLifeLock, Inc.	87,872	2,010,511
Nuance Communications, Inc.(a)(b)	43,626	711,976
Nutanix, Inc., Class A(a)(b)	21,306	622,561

Security	Shares	Value

Software (continued)
PagerDuty, Inc.(a)(b)	1,431	$32,899
Palo Alto Networks, Inc.(a)	14,235	3,236,897
Paycom Software, Inc.(a)(b)	7,470	1,580,129
Pegasystems, Inc.	5,779	434,639
Pluralsight, Inc., Class A(a)	9,627	174,056
Proofpoint, Inc.(a)	8,328	960,801
PTC, Inc.(a)	15,770	1,055,171
RealPage, Inc.(a)(b)	12,041	729,082
RingCentral, Inc., Class A(a)	10,830	1,749,262
Smartsheet, Inc., Class A(a)	13,207	520,356
SolarWinds Corp.(a)(b)	6,947	131,646
Splunk, Inc.(a)	22,771	2,731,609
SS&C Technologies Holdings, Inc.(b)	33,586	1,746,808
Synopsys, Inc.(a)	22,621	3,070,801
Trade Desk, Inc., Class A(a)	5,831	1,170,865
Tyler Technologies, Inc.(a)	5,721	1,536,203
Zendesk, Inc.(a)(b)	16,589	1,172,013
Zscaler, Inc.(a)(b)	9,433	414,863
Zynga, Inc., Class A(a)	128,604	793,487

		52,380,681

Specialty Retail — 2.5%
Advance Auto Parts, Inc.	10,412	1,691,742
AutoNation, Inc.(a)(b)	8,162	415,038
AutoZone, Inc.(a)	3,708	4,243,361
Best Buy Co., Inc.	34,770	2,497,529
Burlington Stores, Inc.(a)	9,918	1,905,942
CarMax, Inc.(a)(b)	25,196	2,347,511
Carvana Co.(a)(b)	6,812	552,317
Dick’s Sporting Goods, Inc.	9,909	385,757
Five Below, Inc.(a)	8,301	1,038,538
Floor & Decor Holdings, Inc., Class A(a)	10,239	469,253
Foot Locker, Inc.	16,486	717,306
Gap, Inc.	32,894	534,856
L Brands, Inc.	34,571	589,090
O’Reilly Automotive, Inc.(a)	11,442	4,983,105
Penske Automotive Group, Inc.	5,158	251,298
Tiffany & Co.	18,322	2,281,272
Tractor Supply Co.	18,082	1,718,152
Ulta Salon Cosmetics & Fragrance, Inc.(a)	8,560	1,995,764
Urban Outfitters, Inc.(a)	10,924	313,519
Williams-Sonoma, Inc.	11,859	792,063

		29,723,413

Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	203,542	3,340,124
NCR Corp.(a)	18,189	531,301
NetApp, Inc.	36,305	2,028,723
Pure Storage, Inc., Class A(a)	34,672	674,717
Western Digital Corp.	44,498	2,298,322

9

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Holdings Corp.(a)	27,934	$947,801

		9,820,988

Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings Ltd.(a)	21,593	670,895
Carter’s, Inc.	6,680	669,603
Columbia Sportswear Co.	4,451	402,593
Hanesbrands, Inc.	54,140	823,469
Lululemon Athletica, Inc.(a)	17,914	3,659,293
PVH Corp.	11,301	984,995
Ralph Lauren Corp.	7,703	739,950
Skechers U.S.A., Inc., Class A(a)	19,939	745,120
Tapestry, Inc.	43,588	1,127,186
Under Armour, Inc., Class A(a)(b)	28,482	588,153
Under Armour, Inc., Class C(a)(b)	29,383	543,586

		10,954,843

Thrifts & Mortgage Finance — 0.2%
LendingTree, Inc.(a)	1,170	421,024
MGIC Investment Corp.	53,727	736,597
New York Community Bancorp, Inc.	68,747	800,903
TFS Financial Corp.	7,529	145,009

		2,103,533

Trading Companies & Distributors — 0.9%
Air Lease Corp.	15,788	694,356
Fastenal Co.	86,786	3,119,089
HD Supply Holdings, Inc.(a)	25,879	1,023,256
MSC Industrial Direct Co., Inc., Class A	6,621	484,723
United Rentals, Inc.(a)	11,696	1,562,235
Univar Solutions, Inc.(a)(b)	23,931	513,559
W.W. Grainger, Inc.	6,644	2,051,933
Watsco, Inc.	4,936	870,217
WESCO International, Inc.(a)	6,442	323,066

		10,642,434

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	11,215	483,815

Water Utilities — 0.4%
American Water Works Co., Inc.	27,416	3,379,570

Security	Shares	Value

Water Utilities (continued)
Aqua America, Inc.	32,746	$1,484,376

		4,863,946

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	85,957	533,793
Telephone & Data Systems, Inc.	15,191	396,333
United States Cellular Corp.(a)	2,286	85,085

		1,015,211

Total Common Stocks — 98.2% (Cost — $915,606,089)		1,158,208,018

Investment Companies — 0.5%
iShares Russell Mid-Cap ETF(e)	100,455	5,680,730

Total Investment Companies — 0.5% (Cost — $5,323,022)		5,680,730

Total Long-Term Investments — 98.7% (Cost — $920,929,111)		1,163,888,748

Short-Term Securities — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.03%(c)(d)(e)	43,327,345	43,349,009
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.77%(c)(e)	12,619,997	12,619,997

Total Short-Term Securities — 4.7% (Cost — $55,961,170)		55,969,006

Total Investments — 103.4% (Cost — $976,890,281)		1,219,857,754

Liabilities in Excess of Other Assets — (3.4)%		(39,822,549)

Net Assets — 100.0%		$1,180,035,205

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(e)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

10

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund

Affiliated Persons and/or Related Parties	Shares Held at 07/31/19	Shares Purchased	Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	36,749,992	6,577,353	—	43,327,345	$43,349,009	$80,830	(c)	$(526)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(b)	13,140,461	—	(520,464)	12,619,997	12,619,997	63,309		—	—
iShares Russell Mid-Cap ETF	127,180	185,743	(212,468)	100,455	5,680,730	30,272		(175,981)	88,233

					$61,649,736	$174,411		$(176,507)	$88,233

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold)
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF       Exchange-Traded Fund

MSCI     Morgan Stanley Capital International

REIT      Real Estate Investment Trust

S&P       Standard & Poor’s

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	33	12/20/19	$5,009	$90,231
S&P MidCap 400 E-Mini Index	42	12/20/19	8,211	93,006

				$183,237

11

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$1,158,208,018	$—	$—	$1,158,208,018
Investment Companies	5,680,730	—	—	5,680,730
Short-Term Securities	55,969,006	—	—	55,969,006

	$1,219,857,754	$—	$—	$1,219,857,754

Derivative Financial Instruments(b)
Assets:
Equity contracts	$183,237	$—	$—	$183,237

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are futures contracts.Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

12